Income Taxes (Narrative) (Details) - CAD ($)		3 Months Ended	12 Months Ended
	Mar. 09, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Entity [Domain]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change			$ 2,700,000,000	$ 1,900,000,000
Decrease in deferred income tax liablities		$ 52,000,000
Income tax expense, revaluation of certain net deferred income tax assets		12,000,000
Deferred Tax Assets, Valuation Allowance			202,000,000	193,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Amount that could affect effective tax rate			30,000,000	29,000,000
Accrued interest			6,000,000	5,000,000
Income Tax Examination, Interest Expense			1,000,000	$ 1,000,000
Accrued penalties			0
Entity [Domain] | Deferred income tax assets | Revision of Prior Period, Adjustment for Reclassification
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
AMT credit carryforward		(77,000,000)
Entity [Domain] | Receivables and other current assets
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
AMT credit carryforward			$ 145,000,000
Entity [Domain] | Receivables and other current assets | Revision of Prior Period, Adjustment for Reclassification
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
AMT credit carryforward		$ 77,000,000
Entity [Domain] | Canada Revenue Agency
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Local income tax rate	31.00%		29.50%
Entity [Domain] | Canada Revenue Agency | Nova Scotia
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Local income tax rate	16.00%		14.00%
2005 and subsequent years | Entity [Domain]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Open Tax Year			2005
Subsequent years after 2020 | Entity [Domain] | Canada Revenue Agency
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Local income tax rate			29.00%
Settlement with Taxing Authority | 2006 through 2010 years | Nova Scotia Power Inc. | Canada Revenue Agency
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net amount in dispute			$ 62,000,000
Prepaid amount in dispute			$ 23,000,000